COVER

February 27, 2014

Securities and Exchange Commission
Attention: File Desk
100 F Street, NE
Washington, D.C. 20549

Re:    W. R. Grace & Co.
2013 Annual Report on Form 10-K
SEC File No.: 001-13953

Ladies and Gentlemen:

We have transmitted electronically for filing, pursuant to the Securities Exchange Act of 1934, as amended, the Annual Report on Form 10-K (the “2013 Form 10-K”) for the year ended December 31, 2013 of W. R. Grace & Co. (the “Registrant”)

The financial statements included in this Form 10-K reflect changes from the preceding year in accounting principles or practices, or in the method of applying any such principles or practices. Specifically, Note 1 to the financial statements describes a change in accounting principle related to the Registrant’s adoption of “mark-to-market” pension accounting.

The Registrant’s new method of accounting includes immediate recognition of actuarial gains and losses in the period in which they occur. Under the Registrant's previous accounting method, such amounts were deferred and amortized. In addition, the Registrant will no longer update the balance sheet funded status of its pension plans each quarter for changes in discount rates and actual returns on assets, but rather will perform such update annually as of the end of each year. Should a significant event occur, the Registrant's pension obligation and plan assets would be remeasured at an interim period, and the gains or losses on remeasurement would be recognized in that period. This new accounting method was adopted in the 2013 fourth quarter, and retrospectively applied to the Registrant’s financial results for all periods presented.

The Registrant has included as Exhibit 18.1 to the 2013 Form 10-K a letter that it has received from its independent registered public accounting firm, PricewaterhouseCoopers LLP, addressing the conformity of the change with Accounting Standards Codification 250, Accounting Changes and Error Corrections.

If you have any questions or comments regarding the Form 10-K, please contact me at (410) 531-4558.

Very truly yours,

W. R. GRACE & CO.

By: /s/ WILLIAM C. DOCKMAN
William C. Dockman
Vice President and Controller

cc: Hudson La Force